Long-term Debt - Summary of Long-term Debt (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2021
Maturity Date	Nov. 30, 2026
Long-term debt	$ 25,598,000	$ 28,000,000
Total long-term debt	25,598,000	28,000,000
Less: Deferred finance charges	133,943	163,413
Total long-term debt, net	25,464,057	27,836,587
Less: Current portion of long-term debt	4,804,000	4,804,000
Add: Current portion of deferred loan and financing arrangements issuance costs	50,202	56,384
Long-term debt, net	$ 20,710,259	$ 23,088,971
Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Margin	1.95%